Loss per share (Details) - Schedule of basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss (in Dollars)	$ (19,853)	$ (46,041)	$ (63,415)
Add: Accretion of Series A Preferred Shares			(1,293)
Income allocation to participating preferred shareholders
Net loss attributable to ordinary shareholders of the Company for computing basic and diluted net loss per share (in Dollars)	$ (19,853)	$ (46,041)	$ (64,708)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted net loss per share	312,485,140	285,979,036	259,852,204
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.06)	$ (0.16)	$ (0.25)